Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
Agency Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.5%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ............ USD 6,233 $ 5,864,548
Series RR , 4.30% , 12/15/28 ........... 2,960 3,005,987
8,870,535
Total Corporate Bonds — 1 .5%
(Cost: $ 9,226,059 ) ............................... 8,870,535
Foreign Government Obligations
Israel — 0.5%
State of Israel Government Bond , 5.50% ,
09/18/33 ........................ 2,368 2,567,424
Total Foreign Government Obligations — 0 .5%
(Cost: $ 2,531,314 ) ............................... 2,567,424
U.S. Government Sponsored Agency Securities
Agency Obligations — 89.1%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 - 08/03/27 ............ 5,500 5,328,932
1.10% , 03/03/27 ................... 6,000 5,801,784
1.15% , 08/12/30 ................... 10,100 8,936,292
1.32% , 09/09/30 ................... 3,365 2,994,238
1.38% , 01/14/31 ................... 3,000 2,650,834
1.55% , 07/26/30 ................... 1,000 904,365
1.69% , 08/20/35 ................... 1,000 781,678
1.88% , 06/16/31 ................... 1,000 896,885
2.47% , 07/18/35 ................... 1,000 855,792
3.11% , 08/05/48 ................... 1,000 708,630
3.19% , 01/16/29 ................... 500 493,689
3.30% , 03/23/32 ................... 1,000 956,889
3.33% , 07/12/32 ................... 1,000 964,620
3.38% , 09/15/27 ................... 1,500 1,494,224
3.63% , 08/27/27 ................... 26,000 26,028,679
3.80% , 04/05/32 ................... 2,000 1,950,446
4.00% , 08/06/27 - 04/01/30 ............ 5,300 5,365,245
4.25% , 03/20/28 - 02/28/29 ............ 6,800 6,935,065
4.38% , 04/10/29 ................... 5,000 5,120,706
4.50% , 03/26/27 - 09/22/28 ............ 7,650 7,751,121
4.58% , 04/02/29 ................... 4,000 4,001,000
4.75% , 05/28/26 - 04/30/29 ............ 2,500 2,559,100
4.88% , 04/20/26 - 10/27/32 ............ 3,000 3,060,975
Federal Home Loan Bank Bonds
0.83% , 02/10/27 ................... 1,500 1,447,847
0.85% , 02/17/27 ................... 1,000 964,931
0.90% , 02/26/27 ................... 20,575 19,883,387
0.92% , 02/26/27 ................... 1,000 965,939
1.00% , 07/27/26 - 02/26/27 ............ 4,265 4,134,598
1.02% , 02/24/27 ................... 1,500 1,452,033
1.12% , 02/26/27 ................... 3,000 2,902,246
1.25% , 12/21/26 ................... 205 200,003
2.01% , 02/17/27 ................... 4,500 4,401,727
2.13% , 12/11/26 - 12/14/29 ............ 4,000 3,799,134
2.75% , 03/25/27 ................... 3,000 2,957,633
3.00% , 03/12/27 ................... 200 198,421
3.25% , 06/09/28 - 11/16/28 ............ 11,315 11,248,578
3.50% , 09/09/27 - 10/04/27 ............ 33,565 33,544,270
4.00% , 03/10/27 - 06/30/28 ............ 15,700 15,851,091
4.13% , 01/15/27 - 09/14/29 ............ 10,425 10,478,106
4.38% , 06/09/28 - 03/11/33 ............ 2,000 2,041,826
4.50% , 03/10/28 - 03/09/29 ............ 1,200 1,228,550
4.63% , 06/08/29 ................... 4,000 4,136,223
4.75% , 04/09/27 - 03/10/34 ............ 5,610 5,800,204
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
5.50% , 07/15/36 ................... USD 6,300 $ 6,973,917
5.63% , 03/14/36 ................... 1,560 1,736,211
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29 - 11/15/38
(a)
........... 16,550 13,142,238
0.00% , 11/15/38
(a) (b)
................. 3,250 1,848,803
0.80% , 10/27/26 ................... 1,000 973,839
6.25% , 07/15/32 ................... 12,807 14,607,166
6.75% , 09/15/29
(b)
.................. 3,100 3,445,336
6.75% , 03/15/31 ................... 15,010 17,210,099
Federal National Mortgage Association
0.00% , 01/15/30
(a)
.................. 910 782,139
0.75% , 10/08/27 ................... 45,749 43,483,822
0.88% , 12/18/26 - 08/05/30 ............ 27,942 26,235,452
1.63% , 08/24/35 ................... 5,000 3,872,526
5.63% , 07/15/37 ................... 3,300 3,694,397
6.21% , 08/06/38 ................... 2,500 2,945,207
6.25% , 05/15/29 ................... 18,450 20,059,456
6.63% , 11/15/30 ................... 22,852 25,922,364
7.13% , 01/15/30 ................... 12,019 13,624,265
7.25% , 05/15/30 ................... 10,686 12,283,137
Resolution Funding Corp. Interest STRIPS ,
0.00% , 01/15/30
(a) (c)
................. 2,100 1,797,707
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(a) (c)
................. 3,500 2,999,395
Tennessee Valley Authority
1.50% , 09/15/31 ................... 2,050 1,806,687
2.88% , 02/01/27 ................... 15,385 15,255,035
3.50% , 12/15/42 ................... 165 140,096
3.88% , 03/15/28 ................... 3,200 3,222,384
4.25% , 09/15/52 - 09/15/65 ............ 7,879 6,747,712
4.38% , 08/01/34 ................... 2,500 2,554,480
4.63% , 09/15/60 ................... 3,500 3,179,115
4.65% , 06/15/35 ................... 500 518,365
4.70% , 07/15/33 ................... 2,662 2,771,604
4.88% , 01/15/48 ................... 2,483 2,434,591
5.25% , 09/15/39 - 02/01/55 ............ 7,005 7,511,218
5.38% , 04/01/56 ................... 2,600 2,679,981
5.50% , 06/15/38 ................... 282 310,790
5.88% , 04/01/36 ................... 7,171 8,132,650
6.15% , 01/15/38 ................... 2,000 2,339,252
7.13% , 05/01/30 ................... 10,047 11,447,407
Total U.S. Government Sponsored Agency Securities — 89 .1%
(Cost: $ 513,820,974 ) .............................. 512,866,779
Total Long-Term Investments — 91.1%
(Cost: $ 525,578,347 ) .............................. 524,304,738
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.94%
(d) (e) (f)
................. 3,141,040 3,141,040
Total Money Market Funds — 0 .5%
(Cost: $ 3,141,040 ) ............................... 3,141,040

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Agency Bond ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bills ,   3.77% , 01/29/26
(c)
...... USD 44,500 $ 44,222,486
Total U.S. Treasury Obligations — 7 .8%
(Cost: $ 44,227,495 ) ............................... 44,222,486
Total Short-Term Securities — 8.3%
(Cost: $ 47,368,535 ) ............................... 47,363,526
Total Investments — 99 .4%
(Cost: $ 572,946,882 ) .............................. 571,668,264
Other Assets Less Liabilities — 0.6% .................... 3,727,412
Net Assets — 100.0% ...............................
$ 575,395,676
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Rates are discount rates or a range of discount rates as of period end.
(d)
Affiliate of the Fund.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 29,903,858 $ — $ (26,762,818)
(a)
$ — $ — $ 3,141,040 3,141,040 $ 98,705
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Agency Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 8,870,535 $ — $ 8,870,535
Foreign Government Obligations .............................. — 2,567,424 — 2,567,424
U.S. Government Sponsored Agency Securities .................... — 512,866,779 — 512,866,779
Short-Term Securities
Money Market Funds ...................................... 3,141,040 — — 3,141,040
U.S. Treasury Obligations ................................... — 44,222,486 — 44,222,486
$ 3,141,040 $ 568,527,224 $ — $ 571,668,264
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities